Organization and Nature of Operations - Additional Information (Detail) ¥ / shares in Units, $ in Thousands, ¥ in Millions			1 Months Ended		12 Months Ended
	Jun. 24, 2014 USD ($) shares	Dec. 24, 2013	Nov. 30, 2014 shares	May. 31, 2011 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Variable Interest Entity [Line Items]
Date of incorporation					Feb. 03, 2005	Feb. 03, 2005
Number of year's power of attorney retained					10 years	10 years
Percentage of pre-tax operating profit					80.00%	80.00%
Service fees payable | $					$ 1,235		$ 1,228
Date of completion of IPO					Jun. 24, 2014	Jun. 24, 2014
Number of securities issued | shares			10,000,000
Net proceeds received from IPO | $							$ 93,881
American Depository Shares (ADSs) [Member]
Variable Interest Entity [Line Items]
Date of completion of IPO					Jun. 24, 2014	Jun. 24, 2014
Number of securities issued | shares	8,412,250
Number of shares equivalent to each ADS	5
Net proceeds received from IPO | $	$ 89,665
Exclusive Technology Support and Services Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit					20.00%	20.00%
Exclusive Technology Consulting and Training Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit					20.00%	20.00%
Software and Proprietary Technology License Contract [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit					40.00%	40.00%
Giganology (Shenzhen) Co. Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation					Jun. 30, 2005	Jun. 30, 2005
Termination of agreement, notice period					30 days	30 days
Automated extended period of agreement					10 years	10 years
Agreement expiration date					2022	2022
Giganology (Shenzhen) Co. Ltd [Member] | Exclusive Technology Support and Services Agreement [Member]
Variable Interest Entity [Line Items]
Term agreement expiration year					2025	2025
Giganology (Shenzhen) Co. Ltd [Member] | Exclusive Technology Consulting and Training Agreement [Member]
Variable Interest Entity [Line Items]
Term agreement expiration year					2025	2025
Shenzhen Xunlei and Xunlei Computer [Member]
Variable Interest Entity [Line Items]
License agreement, term		2 years
Agreement between Giganology Shenzhen and Mr. Sean Shenglong Zou [Member]
Variable Interest Entity [Line Items]
Agreement term years					2 years	2 years
Loan agreements description
The term of this agreement last for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until Mr. Zou has repaid the loan in its entirety in accordance with the loan agreement

The term of this agreement last for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until Mr. Zou has repaid the loan in its entirety in accordance with the loan agreement

Additional interest-free loans						¥ 20
Increase in registered capital						30
Agreement between Giganology Shenzhen and Shareholders of Shenzhen Xunlei [Member]
Variable Interest Entity [Line Items]
Interest-free loans						¥ 9
Agreement term years					2 years	2 years
Loan agreements description
The term of these agreements last for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until each shareholder of Shenzhen Xunlei has repaid the loans in its entirety in accordance with the loan agreement

The term of these agreements last for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until each shareholder of Shenzhen Xunlei has repaid the loans in its entirety in accordance with the loan agreement

Agreement between Giganology Shenzhen and Shenzhen Xunlei [Member]
Variable Interest Entity [Line Items]
Increase in registered capital				¥ 20
Term agreement expiration year					2016	2016
Call Option Agreement [Member] | Giganology (Shenzhen) Co. Ltd [Member]
Variable Interest Entity [Line Items]
Agreement expiration date					2022	2022
Outstanding share, purchase price per share | ¥ / shares						¥ 1